PREPAID AND OTHER CURRENT ASSETS, NET (Summary of Receivable Transferred and Consideration Allocated Based on Management's Estimation on Recoverability) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 16, 2019	Nov. 13, 2019	Apr. 30, 2019	Dec. 31, 2018
Amount due from minority shareholder	¥ 49,800				¥ 49,800
Payable to Zhenjiang Foreign Language School (Note 7(ii))	¥ 36,770				36,770
Hebi School
Ownership (as a percent)				51.00%
Dongyuan
Principle amount		¥ 10,000	¥ 15,000
Interest rate (as a percent)	5.00%
Repaid the principle amount	¥ 15,000
Principle repayment	1,000
Zhenjiang Foreign Language School
Payable to Zhenjiang Foreign Language School (Note 7(ii))	36,770				¥ 36,770
Provision	0
Xihua Group
Amount due from minority shareholder	49,800
Provision	¥ 0